ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Reclassifications out of accumulated other comprehensive income (loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (1,471)
Other comprehensive income (loss) before reclassifications	(3,404)
Amounts reclassified from accumulated other comprehensive income	40
Net current period other comprehensive income (loss)	(3,364)
Ending balance	(4,835)
Unrealized gains (losses) on available-for-sale marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(61)
Other comprehensive income (loss) before reclassifications	(122)
Amounts reclassified from accumulated other comprehensive income	122
Net current period other comprehensive income (loss)
Ending balance	(61)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(16)	[1]
Other comprehensive income (loss) before reclassifications	(33)	[1]
Amounts reclassified from accumulated other comprehensive income	(82)	[1]
Net current period other comprehensive income (loss)	(115)	[1]
Ending balance	(131)	[1]
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1,394)
Other comprehensive income (loss) before reclassifications	(3,249)
Amounts reclassified from accumulated other comprehensive income
Net current period other comprehensive income (loss)	(3,249)
Ending balance	$ (4,643)

[1]	Refer to Notes 14 for the affected line item in the statement of income.